Stock-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 11, 2016	Oct. 31, 2014	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 15, 2015
Stock-Based Compensation (Textual)
Options outstanding			7,665,500	7,190,500	7,490,499
Stock option expense recognize period			3 years 6 months	1 year 7 months 6 days
Pre-vesting forfeiture rate			10.00%	10.00%
Unrecognized compensation expense			$ 292	$ 554
Exercise price			$ 0.29
Weighted average remaining contractual life			7 years 2 months 5 days	7 years 6 months
Stock price volatility term				2 years
2006 Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees			1,720,000	1,720,000
Options outstanding				365,500	365,500
2006 Non-Employee Director Stock Option Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees			700,000	700,000
2014 Stock Incentive Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees		7,390,355	7,300,000
Valuation Information for Stock-Based Compensation [Member]
Stock-Based Compensation (Textual)
Options outstanding	425,000
Options granted over period	10 years
Options vest over period	4 years
Exercise price	$ 0.18
Fair value of options on grant date	$ 0.09
CEO [Member]
Stock-Based Compensation (Textual)
Performance shares with a grant date				4,951,557		4,951,557